OPERATING LEASES (Details Narrative)			3 Months Ended		6 Months Ended		12 Months Ended
	May 18, 2021 USD ($) ft²	Mar. 18, 2021 USD ($) ft²	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Operating lease expense			$ 103,543	$ 207,086	$ 103,543	$ 207,086	$ 414,172	$ 414,172
New Heights Industrial Park, LLC [Member]
Area of land | ft²	71,500	71,500
Lease term	84 months	84 months
Rent amount per month	$ 31,877	$ 31,877
Annual rent increase percentage	3.00%	3.00%
Lease extension options	The lease agreement grants the Company two successive five-year extension options, with rent for each extension term commencing at 103% of the prior year’s annual rent, subject to timely notice and the absence of default	The lease agreement grants the Company two successive five-year extension options, with rent for each extension term commencing at 103% of the prior year’s annual rent, subject to timely notice and the absence of default.